Loss Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Loss Per Share
21.	Loss per share

Upon the completion of the IPO, the Company issued a total of 17,250,000 ADS at a public offering price of US$12 per ADS. Each ADS represents one Class A ordinary share. The net loss per ADS for the year ended December 31, 2016, 2017 and 2018 were calculated using the same conversion ratio assuming the ADSs had been in existence during these years. The Group uses the two-class method to calculate net loss per share though both classes share the same rights in dividends. Therefore, basic and diluted loss per share are the same for both classes of ordinary shares.

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net loss	(625,627)	(80,968)	(1,937,689)
Accretion to Preferred Shares redemption value	—	(19,842)	(71,628)
Deemed dividend to Series A Preferred Shareholders	—	—	(496,995)

Numerator for basic and diluted net loss per share	(625,627)	(100,810)	(2,506,312)

Denominator:
Weighted average number of ordinary shares outstanding	100,000,000	100,000,000	166,828,435

Denominator for basic and diluted net loss per share	100,000,000	100,000,000	166,828,435

Net loss per ordinary share
Basic and diluted	(6.26)	(1.01)	(15.02)

Net loss per ADS *
Basic and diluted	(6.26)	(1.01)	(15.02)

*	Each ADS represents one Class A ordinary share.

The weighted average number of ordinary shares outstanding which could potentially dilute basic earnings per share in the future related to the share options and restricted share units under Huya 2017 Share Incentive Plan were 12,514,387 and 1,811,028 for the year ended December 31, 2018, respectively. The share options and restricted share units were excluded in the computation of diluted loss per share for the year ended December 31, 2018 because the inclusion of such share awards would be anti-dilutive.

The weighted average number of ordinary shares outstanding which could potentially dilute basic earnings per share in the future related to the share options under Huya 2017 Share Incentive Plan were 4,661,001 for the year ended December 31, 2017. The share options were excluded in the computation of diluted loss per share for the year ended December 31, 2017 because the inclusion of such share awards would be anti-dilutive.

For the year ended December 31, 2016, the Company did not grant any share award related to Huya 2017 Share Incentive Plan, and the share-based compensation recognized in this year was related to YY’s Share-based Awards, the underlying shares of which were YY’s common shares. Therefore, there was no share award that would have had an anti-dilutive impact during the year ended December 31, 2016.